Significant acquisition and disposition - Summary of the Estimated Fair Value of the Assets Acquired and Liabilities Assumed as at the Acquisition Date (Detail) - HSBC Canada [member] $ in Millions	Mar. 28, 2024 CAD ($)
Disclosure of fair value measurement of assets acquired and liabilities assumed [line items]
Percentage of shares acquired	100.00%
Purchase consideration	$ 15,488
Fair value of identifiable assets acquired	108,120
Fair value of identifiable liabilities assumed	99,070
Fair value of identifiable net assets acquired	9,050
Goodwill recognised as of acquisition date	6,438
Deposits - Personal [member]
Disclosure of fair value measurement of assets acquired and liabilities assumed [line items]
Fair value of identifiable liabilities assumed	42,037
Deposits - Business and government [member]
Disclosure of fair value measurement of assets acquired and liabilities assumed [line items]
Fair value of identifiable liabilities assumed	44,065
Deposits - Bank [member]
Disclosure of fair value measurement of assets acquired and liabilities assumed [line items]
Fair value of identifiable liabilities assumed	124
Obligations related to assets sold under repurchase agreements and securities loaned [member]
Disclosure of fair value measurement of assets acquired and liabilities assumed [line items]
Fair value of identifiable liabilities assumed	5,664
Derivatives [member]
Disclosure of fair value measurement of assets acquired and liabilities assumed [line items]
Fair value of identifiable liabilities assumed	3,541
Other [member]
Disclosure of fair value measurement of assets acquired and liabilities assumed [line items]
Fair value of identifiable liabilities assumed	3,639
Cash and due from banks [member]
Disclosure of fair value measurement of assets acquired and liabilities assumed [line items]
Fair value of identifiable assets acquired	2,772
Securities - Trading [member]
Disclosure of fair value measurement of assets acquired and liabilities assumed [line items]
Fair value of identifiable assets acquired	1,110
Securities - Investment [member]
Disclosure of fair value measurement of assets acquired and liabilities assumed [line items]
Fair value of identifiable assets acquired	21,305
Loan - Retail [member]
Disclosure of fair value measurement of assets acquired and liabilities assumed [line items]
Fair value of identifiable assets acquired	35,353
Loan - Wholesale [member]
Disclosure of fair value measurement of assets acquired and liabilities assumed [line items]
Fair value of identifiable assets acquired	39,408
Derivatives [member]
Disclosure of fair value measurement of assets acquired and liabilities assumed [line items]
Fair value of identifiable assets acquired	3,365
Intangible assets [member]
Disclosure of fair value measurement of assets acquired and liabilities assumed [line items]
Fair value of identifiable assets acquired	2,402
Other [member]
Disclosure of fair value measurement of assets acquired and liabilities assumed [line items]
Fair value of identifiable assets acquired	$ 2,405